WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.4%
Alabama - 6.7%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$174,314	(a)
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	9,470,000	9,255,504
Lower Alabama Gas District, Natural Gas Revenue:
Gas District #2	4.000%	12/1/24	1,000,000	1,136,770
Gas Project #2	4.000%	12/1/25	1,000,000	1,162,660
Series A	5.000%	9/1/46	1,750,000	2,470,213
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	1,870,000	2,071,193	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	700,000	767,802	(d)

Total Alabama				17,038,456

Alaska - 0.1%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	250,000	311,310

Arizona - 5.5%
Arizona State IDA Revenue, Lincoln South Beltway Project, Series 2020	5.000%	2/1/27	500,000	625,490
Chandler, AZ, IDA Revenue, Intel Corp. Project	2.700%	8/14/23	2,000,000	2,107,420	(a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter
School Solutions, Harmony Pub, Series A	5.000%	2/15/48	1,000,000	1,102,160
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	350,000	386,498	(d)
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, Junior Lien, Series A	5.000%	7/1/44	250,000	326,235
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	7,110,000	9,371,975

Total Arizona				13,919,778

California - 11.3%
California State Health Facilities Financing Authority Revenue, Stanford Health Care, Series A, Refunding	4.000%	8/15/50	250,000	290,755
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	574,540	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	600,000	686,604	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	1

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	$1,000,000	$1,204,540
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	3,500,000	3,637,620	(a)(d)
California State, GO:
Various Purpose	5.000%	3/1/36	250,000	329,635
Various Purpose, Refunding	4.000%	11/1/36	250,000	295,817
Various Purpose, Refunding	4.000%	3/1/40	1,000,000	1,201,410
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	780,000	795,522	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	975,000	1,005,625
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	125,000	128,528
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	500,000	593,445	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,100,000	1,318,581	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	1,000,000	1,241,440
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,003,090
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	3,500,000	4,527,915
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	137,173	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue, Series C	6.125%	11/1/29	1,975,000	2,517,730
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	670,000	722,300
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/38	500,000	641,695

See Notes to Schedule of Investments.

2	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/36	$1,000,000	$1,272,290
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	300,000	378,126
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,000,000	1,201,540
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	500,000	620,365
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	1,515,000	1,867,404
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	250,000	249,827
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	300,000	335,910

Total California				28,779,427

Colorado - 2.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	517,430
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	216,368
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	5,015,000	5,479,289

Total Colorado				6,213,087

Connecticut - 1.6%
Connecticut State Special Tax Revenue:
Special Tax Obligation Bonds, Series A	5.000%	5/1/40	1,000,000	1,263,300
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	611,385
Connecticut State, GO:
Series A	4.000%	4/15/37	600,000	699,144
Series E	5.000%	10/15/34	280,000	337,532
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,221,950

Total Connecticut				4,133,311

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	500,000	580,385

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	3

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.3%
District of Columbia Revenue, Ingleside Rock Creek Project, Series A	4.125%	7/1/27	$250,000	$244,528
District of Columbia Water & Sewer Authority Revenue, Subordinated Lien, Series C	1.750%	10/1/24	500,000	519,630	(b)(c)

Total District of Columbia				764,158

Florida - 1.4%
Broward County, FL, Airport System Revenue, Series A	5.000%	10/1/45	750,000	849,487	(a)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	586,605	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	1,000,000	1,202,710	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	413,357
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	272,273
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	250,000	285,567

Total Florida				3,609,999

Georgia - 0.4%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	250,000	308,470
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	650,000	769,048

Total Georgia				1,077,518

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	300,000	359,706

Illinois - 13.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	552,585
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	360,000	402,235
Series C, Refunding	5.000%	12/1/24	250,000	277,780
Series D	5.000%	12/1/46	2,000,000	2,196,600

See Notes to Schedule of Investments.

4	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO:
Series A	5.000%	1/1/44	$300,000	$328,740
Series A, Refunding	5.000%	1/1/26	750,000	843,300
Series A, Refunding	6.000%	1/1/38	500,000	577,150
Series B, Refunding	5.500%	1/1/30	1,685,000	1,864,621
Series C, Refunding	5.000%	1/1/25	250,000	276,675
Chicago, IL, Motor Fuel Tax Revenue, Refunding	5.000%	1/1/26	1,000,000	1,058,560
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	250,000	289,957
Senior Lien, Series D	5.000%	1/1/47	500,000	577,420
Senior Lien, Series D	5.000%	1/1/52	500,000	575,480
Series D, Refunding	5.000%	1/1/46	2,000,000	2,289,640
Trips Obligated Group	5.000%	7/1/48	200,000	226,258	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	284,802
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	597,560	(e)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/36	750,000	876,052
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	600,000	737,004
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	2,050,000	2,445,937
Illinois State Finance Authority Revenue:
Northshore University Health System, Refunding	4.000%	8/15/40	600,000	699,474
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	600,000	728,496
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/32	300,000	362,433
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	250,000	283,193
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	297,992

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	5

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	$900,000	$1,070,271
Series C, Refunding	5.000%	1/1/26	1,200,000	1,471,860
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	118,839
Illinois State, GO:
Series 2006	5.500%	1/1/30	50,000	60,435
Series 2016, Refunding	5.000%	2/1/26	400,000	449,708
Series 2016, Refunding	5.000%	2/1/29	600,000	674,922
Series A	5.000%	5/1/36	250,000	277,383
Series A	5.000%	5/1/39	500,000	550,190
Series A, Refunding	5.000%	10/1/29	1,600,000	1,839,808
Series A, Refunding	5.000%	10/1/30	150,000	171,464
Series B, Refunding	5.000%	9/1/27	600,000	687,408
Series D	5.000%	11/1/27	900,000	1,017,081
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,500,000	1,540,965
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,800,000	2,028,942
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,340,000	1,735,287

Total Illinois				33,344,507

Indiana - 4.3%
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	10,000,000	10,126,900	(b)(c)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	675,000	801,454

Total Indiana				10,928,354

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	165,000	167,092

Kentucky - 1.6%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,742,760	(b)(c)
Series C	4.000%	6/1/25	2,000,000	2,263,620	(b)(c)

Total Kentucky				4,006,380

See Notes to Schedule of Investments.

6	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.6%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	$500,000	$596,970	(a)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	500,000	503,210	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	400,000	401,960	(b)(c)

Total Louisiana				1,502,140

Maryland - 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments, Series A	5.000%	6/1/44	1,350,000	1,466,289

Massachusetts - 0.4%
Massachusetts State DFA Revenue, Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	288,090
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	624,785	(a)

Total Massachusetts				912,875

Michigan - 2.6%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	400,000	450,976
Detroit, MI, Water Supply System Revenue, Second Lien, Series B, Unrefunded, AGM	6.250%	7/1/36	5,000	5,023
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.000%	7/1/24	1,200,000	1,239,720	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	350,000	412,055
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	410,000	466,842
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4	5.000%	11/15/47	1,000,000	1,260,160
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	448,840	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,000,000	2,220,500

Total Michigan				6,504,116

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	7

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.2%
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	$150,000	$164,201
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	376,649

Total Missouri				540,850

New Jersey - 4.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	635,000	665,810	(a)
New Jersey State EDA Revenue:
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	250,000	296,635
Series DDD	5.000%	6/15/34	1,500,000	1,719,255
Transit Transportation Project, Series A	5.000%	11/1/32	500,000	600,330
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,635,160
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	200,000	221,042	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	125,000	150,490
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	750,000	872,333
Transportation Program, Series AA	5.250%	6/15/43	500,000	588,570
Transportation Program, Series BB	4.000%	6/15/36	250,000	268,745
Transportation System, Series A, Refunding	5.000%	12/15/25	525,000	613,100
Transportation System, Series A, Refunding	5.000%	12/15/28	725,000	883,449
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	236,964

Total New Jersey				11,751,883

New York - 19.8%
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	1,500,000	1,547,565	(b)(c)
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	577,930

See Notes to Schedule of Investments.

8	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	$550,000	$637,631	(b)(c)
New York Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/32	2,000,000	1,398,000
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	1,000,000	1,295,850
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	3,000,000	3,756,000
Group 4, Series E, Refunding	5.000%	3/15/44	10,000,000	12,336,600
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/44	1,000,000	1,228,480
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	575,000	610,253	(d)
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	2,500,000	3,489,025
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	1,000,000	1,147,340
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	600,000	664,146	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	2,605,000	2,855,940	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	2,750,000	2,998,820	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,500,000	2,697,450	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	536,180	(a)
Port Authority of New York & New Jersey Revenue, Series 221	4.000%	7/15/55	1,100,000	1,225,257	(a)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,021,685

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	9

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$1,000,000	$1,265,810
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	1,700,000	2,141,269	(f)

Total New York				50,431,231

North Carolina - 0.7%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	615,515
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	285,930
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	119,217
North Carolina State Turnpike Authority Revenue, Series A, Refunding	5.000%	7/1/54	750,000	840,795

Total North Carolina				1,861,457

Ohio - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	350,000	387,174
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,200,000	1,320,000
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	500,000	529,440	(a)(b)(c)

Total Ohio				2,236,614

Oklahoma - 0.0%††
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	40,000	47,566
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	113,130	283	*(g)

Total Oklahoma				47,849

Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	650,000	747,195
Port of Portland, OR, Airport Revenue, Portland International Airport, Series C	5.000%	7/1/24	300,000	345,849	(a)

Total Oregon				1,093,044

Pennsylvania - 2.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	250,000	317,463

See Notes to Schedule of Investments.

10	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	$1,000,000	$1,084,000
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	364,280	(a)(b)(c)
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	1,000,000	1,210,770
Lease Revenue, Refunding	5.000%	10/1/30	350,000	453,120
Philadelphia, PA, GO, Series B	5.000%	2/1/37	500,000	629,240
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	242,976
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	550,000	661,974

Total Pennsylvania				4,963,823

Puerto Rico - 3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,200,000	1,234,500
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	440,000	303,600	*(g)
Series A	5.050%	7/1/42	100,000	69,000	*(g)
Series XX	5.250%	7/1/40	920,000	635,950	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	290,000	246,381
CAB, Restructured, Series A-1	0.000%	7/1/46	320,000	91,798
CAB, Restructured, Series A-1	0.000%	7/1/51	2,650,000	547,808
Restructured, Series A-1	4.550%	7/1/40	70,000	74,549
Restructured, Series A-1	5.000%	7/1/58	1,415,000	1,510,796
Restructured, Series A-2	4.329%	7/1/40	1,620,000	1,701,016
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,118,229

Total Puerto Rico				7,533,627

South Carolina - 0.2%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	610,870	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	11

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 0.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	$350,000	$414,750
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,715,925	(b)(c)

Total Tennessee				2,130,675

Texas - 6.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/35	300,000	369,705
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	400,000	455,256
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	743,964	(a)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
First Tier, Series C, Refunding	4.000%	10/1/45	2,000,000	2,348,780
Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	2,500,000	3,056,200
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	250,000	311,265
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,000,000	1,064,020	(a)
Subordinate, Series C, Refunding	5.000%	7/1/31	1,750,000	2,161,337	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	120,000	140,920	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,013,140
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	500,000	633,915
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	190,000	207,269
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	1,115,000	1,319,747

See Notes to Schedule of Investments.

12	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	$500,000	$531,715	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	500,000	602,745
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	118,968	*(d)(g)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	30,618	*(g)

Total Texas				17,109,564

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue, Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	1,800,000	1,800,738

Utah - 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	1,750,000	2,086,070	(a)
Utah Infrastructure Agency, Telecommunications Revenue, Series 2019	5.000%	10/15/26	300,000	342,762
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	286,022
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	500,000	594,550

Total Utah				3,309,404

Virginia - 1.6%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	325,253
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	400,000	479,296	(a)
Series B, Refunding	5.000%	7/1/45	500,000	595,420	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	600,000	682,242
Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,886,665	(a)

Total Virginia				3,968,876

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	13

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.8%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/34	$750,000	$919,725	(a)
Series A	5.000%	5/1/36	500,000	589,210	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	353,901	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	624,500
Washington State HFC, Non-Profit Housing Revenue, Heron’s Key, Series A	6.000%	7/1/25	675,000	730,951	(d)
Washington State, GO, Series R, 2018D, Refunding	5.000%	8/1/33	1,000,000	1,264,540

Total Washington				4,482,827

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	510,456	(b)(c)

Wisconsin - 1.1%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	750,000	660,712	(d)
Public Finance Authority, WI, Revenue, Series A, AGM	5.000%	7/1/44	1,000,000	1,167,830
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	750,000	921,300

Total Wisconsin				2,749,842

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $228,427,684)				252,752,518

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
New York - 0.1%
Nassau County, NY, Industrial Development Agency Revenue, Cold Spring Harbor Laboratory, Refunding, SPA - TD Bank N.A.	0.010%	1/1/34	100,000	100,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA-Bank of America N.A.	0.030%	6/15/33	100,000	100,000	(h)(i)

Total New York				200,000

See Notes to Schedule of Investments.

14	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Dreyfus Government Cash Management, Institutional Shares (Cost - $69,124)	0.038%	69,124	$69,124

TOTAL SHORT-TERM INVESTMENTS (Cost - $269,124)			269,124

TOTAL INVESTMENTS - 99.5% (Cost - $228,696,808)			253,021,642
Other Assets in Excess of Liabilities - 0.5%			1,177,216

TOTAL NET ASSETS - 100.0%			$254,198,858

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	The coupon payment on these securities is currently in default as of August 31, 2020.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report	15

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
GO	— General Obligation
GTD	— Guaranteed
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

At August 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	29	12/20	$6,491,154	$6,406,281	$84,873

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Municipal Defined Opportunity Trust Inc. 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, limited term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved. On April 1, 2020, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

17

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$252,752,518	—	$252,752,518
Short-Term Investments†:
Municipal Bonds	—	200,000	—	200,000
Money Market Funds	$69,124	—	—	69,124

Total Short-Term Investments	69,124	200,000	—	269,124

Total Investments	$69,124	$252,952,518	—	$253,021,642

Other Financial Instruments:
Futures Contracts	$84,873	—	—	$84,873

Total	$153,997	$252,952,518	—	$253,106,515

†	See Schedule of Investments for additional detailed categorizations.

19